Borrowings (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Schedule of borrowings

	2021	2020
	£m	£m
Current
Bank loans	1,022	1,244
Bonds¹	1,987	1,446
Commercial paper	628	1,269
Lease liabilities	99	112
Other loans	1	1
	3,737	4,072
Non-current
Bank loans	2,532	2,819
Bonds	24,209	23,094
Lease liabilities	586	623
Other loans	156	186
	27,483	26,722
Total borrowings	31,220	30,794
1.    Includes a liability held at fair value through profit and loss of £682 million (2020: £741 million).
Total borrowings are repayable as follows:

	2021	2020
	£m	£m
Less than 1 year	3,737	4,072
In 1 to 2 years	1,745	2,212
In 2 to 3 years	889	1,664
In 3 to 4 years	2,206	757
In 4 to 5 years	1,833	2,122
More than 5 years:
By instalments	927	870
Other than by instalments	19,883	19,097
	31,220	30,794

Schedule of lease obligations

	2021	2020
	£m	£m
Gross lease liabilities are repayable as follows:
Less than 1 year	114	132
1 to 5 years	321	361
More than 5 years	464	481
	899	974
Less: finance charges allocated to future periods	(214)	(239)
	685	735
The present value of lease liabilities are as follows:
Less than 1 year	99	112
1 to 5 years	267	297
More than 5 years	319	326
	685	735